Note 6 - Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	December 31
	2021	2020

Finished goods	$10,451	$6,328
Work-in-process	5,818	6,108
Raw materials	9,316	6,781
Provisions for obsolete inventories	(6,062)	(6,629)

Total	$19,523	$12,588

Provisions for Obsolete Inventories [Table Text Block]
	Years Ended December 31
	2021	2020	2019

Balance at beginning of year	$6,629	$6,632	$6,597
Charge to cost and expenses	800	405	1,359
Other deductions	(1,367)	(408)	(1,324)

Balance at end of year	$6,062	$6,629	$6,632